LEASES (Tables)	6 Months Ended
Jun. 30, 2022
LEASES
Schedule of components of lease expense

	Six Months ended June 30,
	2022	2021
	RMB	RMB
	Unaudited	Unaudited
Operating and short-term lease expense	22,168	24,567

Finance lease expense	300	300

Schedule of supplemental cash flow information

	Six Months ended June 30,
	2022	2021
	RMB	RMB
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	13,661	19,615
Operating cash flows from finance lease	—	—

Schedule of lease terms and discount rates

	Six Months ended June 30,
	2022	2021
	Unaudited	Unaudited
Weighted-average Remaining Lease Term
Operating leases	6.62 Years	7.23 Years
Finance lease	8.18 Years	9.18 Years
Weighted-average Discount Rate
Operating leases	4.48%	4.50%

Schedule of future minimum lease payments under non-cancelable operating leases

Amount
RMB
Unaudited
For the six months ending December 31, 2022 (remaining)	30,185
For the year ending December 31,
2023	42,376
2024	42,735
2025	42,394
2026	30,114
Thereafter	82,222
Total lease payments	270,026
Less: interest	23,291
Total	246,735
Less: current portion	48,846
Non-current portion	197,889